INCOME TAXES - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2019 MOP (MOP$)
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid	$ (145,617)	$ (129,241)	$ (105,364)
Effective tax rate	2.07%	0.07%	0.00%
Valuation allowances	$ 257,965	$ 232,907
Adjusted operating tax losses carried forwards, expired	245,539
Aggregate undistributed earnings of foreign subsidiaries	1,024,419	655,735
Provision related to tax withholding for dividends	0
Deferred income tax liability, undistributed earnings	124,169	79,417
Unrecognized tax benefits that would impact effective tax rate	7,504	$ 4,929
Operating Tax Loss Carry Forwards With Expiry Dates [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	921,436
Operating Tax Loss Carry Forwards With No Expiry Date [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	$ 55,446
Diluted [Member]
Schedule of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.101	$ 0.085	$ 0.070
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%	30.00%	30.00%
Statute of limitation for tax return	3 years
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Schedule of Income Taxes [Line Items]
Annual lump sum in lieu of Macau Complementary tax on dividend	$ 2,345			MOP$ 18,900,000
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.50%	12.50%	12.50%
Statute of limitation for tax return	6 years